May 01, 2018

GUIDESTONE FUNDS

Supplement dated June 19, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.        FEES AND EXPENSES CHANGES FOR THE MONEY MARKET FUND

Under the heading “Fees and Expenses,” on page 58, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.11%	0.11%
Other expenses	0.05%	0.30%
Total annual Fund operating expenses	0.16%	0.41%

(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.

Under the heading “Fees and Expenses,” on page 58, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 16	$ 42
3 Years	$ 52	$132
5 Years	$ 90	$230
10 Years	$205	$518

III.    FEES AND EXPENSES CORRECTION FOR THE EQUITY INDEX FUND

Under the heading “Fees and Expenses,” on page 103, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.09%	0.09%
Other expenses(1)	0.06%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.16%	0.42%
Fee waiver(2)	(0.01)%	(0.01)%
Total annual Fund operating expenses (after fee waiver)	0.15%	0.41%

(1)	Other expenses have been restated to reflect estimated expenses for the current fiscal year.
(2)
The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund’s investment of cash balances in the GuideStone Funds Money Market Fund through April 30, 2019. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses,” on page 103, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 15	$ 42
3 Years	$ 51	$134
5 Years	$ 89	$234
10 Years	$204	$529

IV.    FEES AND EXPENSES CHANGES FOR THE

      EMERGING MARKETS EQUITY FUND

Under the heading “Fees and Expenses,” on page 138, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.91%	0.91%
Other expenses	0.28%	0.63%
Acquired fund fees and expenses	0.02%	0.02%
Total annual Fund operating expenses	1.21%	1.56%
Fee repayment(2)	0.12%	0.02%
Total annual Fund operating expenses (after fee repayment)	1.33%	1.58%

(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
(2)
Reflects the estimated repayment by the Fund to the Adviser for the current fiscal year. The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.32% for the Institutional Class and 1.57% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2019. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the waiver or reimbursement was originally incurred, or the Fund’s expense limitation at the time of the repayment, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds. The Adviser and/or its affiliates have also agreed to waive shareholder service fees attributable to the Fund’s investment of cash balances in the GuideStone Funds Money Market Fund through April 30, 2019. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses,” on page 138, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 135	$ 161
3 Years	$ 396	$ 495
5 Years	$ 677	$ 852
10 Years	$1,477	$1,858

VI.     CHANGES TO PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL

            INVESTMENT RISKS FOR THE EMERGING MARKETS EQUITY FUND

In the section disclosing “Principal Investment Strategies,” on page 139, the following disclosure is added:

●	The Fund may invest in initial public offerings (“IPOs”).

In the section disclosing “Principal Investment Risks,” beginning on page 139, the following risk disclosure is added in alphabetical order:

●	Initial Public Offerings Risk: The Fund may invest in IPOs, which entail special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

VII.    UPDATE TO PERFORMANCE INFORMATION

Under the heading “Average Annual Total Returns” for the Global Real Estate Securities Fund, on page 111, the disclosure for the FTSE EPRA/NAREIT Developed Index is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/17

	One Year	Five Year	Ten Year	Since Inception (12/29/2006)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)	10.36%	6.32%	3.27%	2.26%

Under the heading “Average Annual Total Returns” for the International Equity Fund, on page 136, the disclosure for the MSCI EAFE Index (Net) is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/17
	One Year	Five Year	Ten Year	Since Inception (8/27/2001)
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	25.03%	7.89%	1.94%	5.81%